Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of revenue by major source in each segment
	2023	2022	2021
For the year ended March 31,
Retail drugstores
Prescription drugs	$27,212,994	$28,503,283	$27,162,968
OTC drugs	32,358,339	35,658,864	30,524,057
Nutritional supplements	8,737,519	9,664,071	6,863,559
TCM	9,719,653	5,353,900	4,560,968
Sundry products	1,082,168	1,544,639	1,379,917
Medical devices	4,241,095	3,503,735	5,607,506
Total retail revenue	$83,351,768	$84,228,492	$76,098,975
Online pharmacy
Prescription drugs	$10,606,244	$10,331,652	$8,243,099
OTC drugs	13,870,953	11,473,177	7,559,585
Nutritional supplements	2,740,253	2,014,011	956,013
TCM	434,920	315,231	295,410
Sundry products	1,129,701	2,271,009	1,967,174
Medical devices	3,603,018	3,814,284	3,464,638
Total online revenue	$32,385,089	$30,219,364	$22,485,919
Drug wholesale
Prescription drugs	$21,617,636	$41,116,991	$27,477,087
OTC drugs	10,289,987	7,903,824	6,242,630
Nutritional supplements	310,909	424,210	151,657
TCM	458,502	241,828	218,758
Sundry products	64,422	93,338	28,377
Medical devices	333,663	164,508	431,230
Total wholesale revenue	$33,075,119	$49,944,699	$34,549,739
Total revenue	$148,811,976	$164,392,555	$133,134,633

Schedule of reconciliation of cash equivalents and restricted cash
	March 31, 2023	March 31, 2022
Cash and cash equivalents	$18,807,936	$18,458,575
Restricted cash	12,762,708	16,881,002
Cash, cash equivalents and restricted cash	$31,570,644	$35,339,577

Schedule of estimates future expected losses on accounts receivable and other receivables
	For the year end March 31, 2023
	Account receivable	Other receivables	Total
Allowance for credit losses as of March 31, 2022	$2,478,648	1,924,887	$4,403,535
Credit loss expense	(165,342)	3,404,553	3,239,211
Ending allowance for credit losses	$2,313,306	5,329,440	$7,642,746

Schedule of estimated useful lives of property and equipment
Estimated Useful Life
Leasehold improvements	3-10 years
Motor vehicles	3-5 years
Office equipment & furniture	3-5 years
Buildings	35 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Land use rights	50 years
Software	3 years
license	Infinite